ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2023
Entity Wide Disclosures [Abstract]
Schedule of Disclosure of Group's Revenue From External Customers That Are Divided Into Geographical Areas
The Group’s revenue from external customers is divided into the following geographical areas:

	2023	2022
Revenue from external customers	$	$
Canada	165,650,421	121,086,499
United States	87,845,180	18,827,971
	253,495,601	139,914,470

Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas
The Group’s non-current assets are allocated to geographic areas as follows:

	December 31, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	6,812,370	182,445	6,994,815
Property, plant and equipment	94,684,032	103,852,651	198,536,683
Right-of-use assets	35,469,879	54,193,260	89,663,139
Intangible assets	167,106,057	8,597,200	175,703,257
Contract asset	13,528,646	—	13,528,646
	317,600,984	166,825,556	484,426,540

	December 31, 2022
	Canada	United States	Total
	$	$	$
Other non-current assets	708,440	364,786	1,073,226
Property, plant and equipment	81,602,840	79,153,488	160,756,328
Right-of-use assets	10,836,851	49,671,503	60,508,354
Intangible assets	144,213,010	7,151,013	151,364,023
Contract asset	13,211,006	—	13,211,006
	250,572,147	136,340,790	386,912,937